Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Due from related party	$ 3,636	$ 0
Advances for vessels under construction – related party (b)	24,000	0
Liabilities:
Due to related parties	1,016	2,785
Capital-Executive – Advances for operating and voyage expenses (a) [Member]
Assets:
Due from related party	3,636	0
CSM - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	705	92
Management fee payable to CSM (d)
Liabilities:
Due to related parties	25	25
Capital-Executive - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	0	1,188
Management fee payable to Capital-Executive (d) [Member]
Liabilities:
Due to related parties	0	417
Capital-Gas - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	107	721
Management fee payable to Capital-Gas (d) [Member]
Liabilities:
Due to related parties	$ 179	$ 342